INCOME TAXES (Schedule of Tax Effect Computed by Applying Federal and Provincial/State Statutory Rates) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net loss before income taxes	$ (4,594,288)	$ (3,674,304)	$ (8,147,268)
Statutory income tax rate	27.00%	27.00%
Income tax recovery	$ (1,240,458)	$ (992,062)
Differences between Canadian and foreign tax rates	(83,782)	(95,362)
Permanent differences and others	(249,362)	(76,522)
Impact of foreign exchange	(125,223)	142,767
Under provided in prior years	96,482	363,357
Effect of change in income tax rates	4,187	164,204
Temporary differences	1,657,957	316,758
Change in unrecognized losses	25,468	363,420
Total tax effects	85,269	186,560
Current income tax expense	85,269	186,560	380,863
Deferred income tax recovery	0	0	$ (322,289)
Total income tax expense (recovery)	$ 0	$ 0